Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2011	2010	2009	2011	2010	2009	2011	2010	2009
Defined benefit pension plans	$(774)	$(949)	$(919)	$734	$541	$521	$(40)	$(408)	$(398)
Retention Plan	15	14	13	—	—	—	15	14	13
Total defined benefit pension plans (income)/cost	$(759)	$(935)	$(906)	$734	$541	$521	$(25)	$(394)	$(384)
IBM 401(k) Plus Plan and Non-U.S. plans	$875	$882	$946	$608	$527	$478	$1,483	$1,409	$1,424
Excess 401(k)	30	20	26	—	—	—	30	20	26
Total defined contribution plans cost	$905	$902	$972	$608	$527	$478	$1,513	$1,430	$1,450
Nonpension postretirement benefit plans cost	$269	$281	$292	$76	$66	$58	$345	$347	$350
Total retirement-related benefits net periodic cost	$415	$248	$358	$1,418	$1,134	$1,057	$1,832	$1,382	$1,415

Summary of the total projected benefit obligation (PBO) for defined benefit plans, accumulated postretirement benefit obligation (APBO) for nonpension postretirement benefit plans (benefit obligations), fair value of plan assets and the associated funded status

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2011	2010	2011	2010	2011	2010
U.S. Plans
Overfunded plans
Qualified PPP	$—	$49,663	$—	$50,259	$—	$596
Underfunded plans
Qualified PPP	52,318	—	51,218	—	(1,100)	—
Excess PPP	1,462	1,360	—	—	(1,462)	(1,360)
Retention Plan	305	271	—	—	(305)	(271)
Nonpension postretirement benefit plan	5,273	5,123	38	35	(5,235)	(5,088)
Total underfunded U.S. plans	$59,358	$6,753	$51,256	$35	$(8,102)	$(6,718)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$13,169	$22,625	$16,011	$25,096	$2,843	$2,471
Nonpension postretirement benefit plans	7	8	7	9	0	1
Total overfunded non-U.S. plans	$13,175	$22,633	$16,018	$25,105	$2,843	$2,472
Underfunded plans
Qualified defined benefit pension plans	$24,659	$14,507	$19,351	$10,626	$(5,308)	$(3,881)
Nonqualified defined benefit pension plans	5,033	5,452	—	—	(5,033)	(5,452)
Nonpension postretirement benefit plans	894	864	105	111	(789)	(753)
Total underfunded non-U.S. plans	$30,587	$20,823	$19,456	$10,737	$(11,131)	$(10,086)
Total overfunded plans	$13,175	$72,296	$16,018	$75,364	$2,843	$3,068
Total underfunded plans	$89,944	$27,576	$70,712	$10,772	$(19,232)	$(16,804)

*          Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2011	2010	2011	2010 *	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation at January 1	$51,293	$48,354	$42,584	$41,308	$5,123	$5,100	$872	$767
Service cost	—	—	505	508	33	33	11	9
Interest cost	2,456	2,601	1,843	1,841	236	262	67	59
Plan participants’ contributions	—	—	53	57	228	235	—	—
Acquisitions/divestitures, net	(0)	—	(48)	(75)	(0)	—	(1)	1
Actuarial losses/(gains)	3,551	3,573	812	1,656	244	123	47	32
Benefits paid from trust	(3,121)	(3,145)	(1,995)	(1,957)	(623)	(641)	(7)	(7)
Direct benefit payments	(95)	(92)	(462)	(457)	(32)	(5)	(27)	(25)
Foreign exchange impact	—	—	(423)	(225)	—	—	(60)	37
Medicare/Government subsidies	—	—	—	—	65	16	—	—
Amendments/curtailments/settlements/other	—	1	(8)	(73)	—	—	—	0
Benefit obligation at December 31	$54,085	$51,293	$42,861	$42,584	$5,273	$5,123	$901	$872
Change in plan assets
Fair value of plan assets at January 1	$50,259	$47,269	$35,722	$34,305	$35	$33	$120	$104
Actual return on plan assets	4,080	6,135	1,052	2,983	0	0	13	17
Employer contributions	—	—	728	801	397	408	0	0
Acquisitions/divestitures, net	—	—	(27)	(10)	—	(0)	(0)	(0)
Plan participants’ contributions	—	—	53	57	228	235	—	—
Benefits paid from trust	(3,121)	(3,145)	(1,995)	(1,957)	(623)	(641)	(7)	(7)
Foreign exchange impact	—	—	(537)	(396)	—	—	(15)	6
Amendments/curtailments/settlements/other	—	—	367 **	(61)	—	—	—	—
Fair value of plan assets at December 31	$51,218	$50,259	$35,362	$35,722	$38	$35	$112	$120
Funded status at December 31	$(2,866)	$(1,034)	$(7,499)	$(6,861)	$(5,235)	$(5,088)	$(789)	$(752)
Accumulated benefit obligation+	$54,085	$51,293	$42,063	$41,630	N/A	N/A	N/A	N/A

*                 Excludes a defined benefit pension plan in Brazil due to restrictions on the use of plan assets imposed by governmental regulations.

**          Includes the reinstatement of certain plan assets in Brazil due to a 2011 government ruling allowing certain previously restricted plan assets to be returned to IBM. Beginning June 2011, the assets will be returned to IBM monthly over a three year period, with approximately $200 million expected to be returned during 2012. The remaining surplus in Brazil at December 31, 2011 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

+ Represents the benefit obligation assuming no future participant compensation increases.

N/A—Not applicable

Net funded status

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2011	2010	2011	2010	2011	2010	2011	2010
Prepaid pension assets	$0	$596	$2,843	$2,471	$0	$0	$0	$1
Current liabilities—compensation and benefits	(96)	(94)	(304)	(289)	(437)	(421)	(22)	(22)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(2,770)	(1,536)	(10,038)	(9,044)	(4,798)	(4,667)	(768)	(731)
Funded status—net	$(2,866)	$(1,034)	$(7,499)	$(6,861)	$(5,235)	$(5,088)	$(789)	$(752)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in other comprehensive income/(loss) and the changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in accumulated other comprehensive income/(loss)

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2011	2010	2011	2010	2011	2010	2011	2010
Net loss at January 1	$15,865	$14,880	$17,580	$17,172	$492	$397	$180	$167
Current period loss/(gain)	3,514	1,456	1,696	1,130	241	96	45	24
Curtailments and settlements	—	—	(11)	(10)	—	—	—	—
Amortization of net loss included in net periodic (income)/cost	(818)	(471)	(957)	(712)	—	—	(13)	(12)
Net loss at December 31	$18,561	$15,865	$18,309	$17,580	$734	$492	$211	$180
Prior service costs/(credits) at January 1	$149	$159	$(958)	$(1,104)	$—	$(14)	$(14)	$(19)
Current period prior service costs/(credits)	—	—	28	(28)	—	—	(0)	(0)
Curtailments and settlements	—	—	—	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)	162	174	—	14	4	5
Prior service costs/(credits) at December 31	$139	$149	$(768)	$(958)	$—	$—	$(10)	$(14)
Transition (assets)/liabilities at January 1	$—	$—	$(0)	$(1)	$—	$—	$1	$1
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	(0)	(0)
Transition (assets)/liabilities at December 31	$—	$—	$(0)	$(0)	$—	$—	$0	$1
Total loss recognized in accumulated other comprehensive income/(loss)*	$18,701	$16,014	$17,541	$16,621	$734	$492	$202	$167

*                 See note L, “Equity Activity,” on pages 110 to 112 for the total change in the accumulated other comprehensive income/(loss) and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in other comprehensive income/(loss) for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost and recorded in the Consolidated Statement of Earnings in 2012

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,343	$1,047	$24	$16
Prior service costs/(credits)	9	(157)	—	(4)
Transition (assets)/liabilities	—	(0)	—	0

Defined benefit pension plans' major asset categories and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2011. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$13,618	$11	$—	$13,629	$6,426	$—	$—	$6,427
Equity commingled/mutual funds(b)(c)	32	1,877	—	1,909	240	7,751	—	7,991
Fixed income
Government and related(d)	—	15,105	29	15,134	—	8,479	96	8,575
Corporate bonds (e)	—	7,387	12	7,398	—	1,409	39	1,447
Mortgage and asset-backed securities	—	838	45	883	—	36	—	36
Fixed income commingled/mutual funds(b)(f)	262	715	246	1,223	72	7,136	—	7,209
Insurance contracts	—	—	—	—	—	988	—	988
Cash and short-term investments(g)	286	2,390	—	2,675	145	361	—	506
Hedge funds	—	1,140	713	1,853	—	417	—	417
Private equity(h)	0	—	4,098	4,098	—	—	262	262
Private real estate(h)	—	—	2,790	2,790	—	—	580	580
Derivatives(i)	10	(15)	—	(6)	(2)	866	—	864
Other commingled/mutual funds(b)(j)	—	—	—	—	9	114	—	123
Subtotal	14,207	29,446	7,932	51,586	6,890	27,557	977	35,425
Other(k)	—	—	—	(368)	—	—	—	(62)
Fair value of plan assets	$14,207	$29,446	$7,932	$51,218	$6,890	$27,557	$977	$35,362

(a)  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $132 million, representing 0.3 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $35 million, representing 0.1 percent of the non-U.S. Plans assets.

(b)  Commingled funds represent pooled institutional investments.

(c)  Invests in predominantly equity securities.

(d)  Includes debt issued by national, state and local governments and agencies.

(e)  The U.S. Plan includes IBM corporate bonds of $13 million, representing 0.03 percent of the U.S. Plan assets.

(f)  Invests in predominantly fixed income securities.

(g)  Includes cash and cash equivalents and short-term marketable securities.

(h)  Includes limited partnerships and venture capital partnerships.

(i)   Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.

(j)   Invests in both equity and fixed income securities.

(k)  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2010. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$16,407	$54	$—	$16,460	$7,903	$—	$—	$7,903
Equity commingled/mutual funds(b)(c)	27	1,829	—	1,856	276	9,252	—	9,527
Fixed income
Government and related(d)	—	12,743	—	12,743	—	7,574	—	7,574
Corporate bonds	—	6,721	—	6,721	—	1,252	11	1,263
Mortgage and asset-backed securities	—	1,147	56	1,202	—	45	—	45
Fixed income commingled/mutual funds (b)(e)	252	662	221	1,136	75	6,993	—	7,068
Insurance contracts	—	—	—	—	—	1,095	—	1,095
Cash and short-term investments(f)	244	2,000	—	2,244	147	254	—	401
Hedge funds	—	953	624	1,577	—	—	—	—
Private equity(g)	—	—	4,251	4,251	—	—	176	176
Private real estate(g)	—	—	2,634	2,634	—	—	533	533
Derivatives(h)	31	9	—	40	11	131	—	142
Other commingled/mutual funds(b)(i)	—	—	—	—	—	28	—	28
Subtotal	16,960	26,117	7,786	50,863	8,411	26,623	720	35,755
Other(j)	—	—	—	(603)	—	—	—	(33)
Fair value of plan assets	$16,960	$26,117	$7,786	$50,259	$8,411	$26,623	$720	$35,722

(a)  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $122 million, representing 0.2 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $32 million, representing 0.1 percent of the non-U.S. Plans assets.

(b)  Commingled funds represent pooled institutional investments.

(c)  Invests in predominantly equity securities.

(d)  Includes debt issued by national, state and local governments and agencies.

(e)  Invests in predominantly fixed income securities.

(f)  Includes cash and cash equivalents and short-term marketable securities.

(g)  Includes limited partnerships and venture capital partnerships.

(h)  Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.

(i)   Invests in both equity and fixed income securities.

(j)   Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2011		2010
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$83,777	$70,570	$21,589	$10,627
Plans with ABO in excess of plan assets	83,184	70,512	21,166	10,576
Plans with assets in excess of PBO	13,169	16,011	72,288	75,355

U.S. Plan(s)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2011	$—	$—	$56	$221	$624	$4,251	$2,634	$7,786
Return on assets held at end of year	(0)	0	(1)	25	(35)	348	131	468
Return on assets sold during the year	0	(0)	(0)	—	5	(30)	39	14
Purchases, sales and settlements, net	12	5	(16)	—	(7)	(471)	(14)	(492)
Transfers, net	17	7	6	—	127 *	—	—	157
Balance at December 31, 2011	$29	$12	$45	$246	$713	$4,098	$2,790	$7,932

* Due to an increase in the redemption term during 2011, the asset was transferred from Level 2 to Level 3.

($ in millions)

			Mortgage
	Equity		and Asset-	Fixed Income
	Commingled/		Backed	Commingled/	Hedge	Private	Private
	Mutual Funds		Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2010	$26		$37	$192	$587	$3,877	$2,247	$6,964
Return on assets held at end of year	24		3	30	45	829	123	1,054
Return on assets sold during the year	(0)		0	—	3	(153)	16	(133)
Purchases, sales and settlements, net	139		11	—	(11)	(302)	248	85
Transfers, net	(188	)*	4	—	—	—	—	(184)
Balance at December 31, 2010	$—		$56	$221	$624	$4,251	$2,634	$7,786

*            During the year ended December 31, 2010, the fund hired an independent administrator responsible for valuing the fund. As a result of this action the asset was transferred from Level 3 to Level 2.

Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2011	$—	$11	$176	$533	$720
Return on assets held at end of year	3	2	30	11	46
Return on assets sold during the year	(0)	(0)	(2)	(3)	(5)
Purchases, sales and settlements, net	100	28	65	44	237
Transfers, net	—	—	(0)	0	0
Foreign exchange impact	(7)	(2)	(7)	(6)	(22)
Balance at December 31, 2011	$96	$39	$262	$580	$977

($ in millions)

	Corporate	Private	Private
	Bonds	Equity	Real Estate	Total
Balance at January 1, 2010	$—	$93	$492	$585
Return on assets held at end of year	(0)	14	41	55
Return on assets sold during the year	—	3	(3)	0
Purchases, sales and settlements, net	4	69	9	82
Transfers, net	7	(0)	—	7
Foreign exchange impact	0	(3)	(6)	(8)
Balance at December 31, 2010	$11	$176	$533	$720

Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Cost/Income of Benefit Plans

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2011	2010	2009	2011	2010	2009
Service cost	$—	$—	$—	$505	$508	$585
Interest cost	2,456	2,601	2,682	1,843	1,841	1,898
Expected return on plan assets	(4,043)	(4,017)	(4,009)	(2,521)	(2,461)	(2,534)
Amortization of transition assets	—	—	—	(0)	(0)	(0)
Amortization of prior service costs/(credits)	10	10	10	(162)	(174)	(126)
Recognized actuarial losses	818	471	411	957	712	624
Curtailments and settlements	—	1	—	1	27	(126)
Multi-employer plans/other costs	—	—	—	111	89	200
Total net periodic (income)/cost	$(759)	$(935)	$(906)	$734	$541	$521

Assumptions used to measure the net periodic (income)/cost and benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Discount rate	5.00%	5.60%	5.75%	4.33%	4.84%	4.89%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%	6.41%	6.56%	6.73%
Rate of compensation increase*	N/A	N/A	N/A	2.37%	2.92%	3.09%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate	4.20%	5.00%	5.60%	4.28%	4.33%	4.84%
Rate of compensation increase*	N/A	N/A	N/A	2.43%	2.37%	2.92%

* Rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants.

N/A—Not applicable

Total expected benefit payments

($ in millions)

					Total
	Qualified	Nonqualified	Qualified	Nonqualified	Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2012	$3,273	$98	$2,015	$348	$5,735
2013	3,313	102	1,996	354	5,765
2014	3,353	105	2,000	358	5,816
2015	3,420	108	2,024	368	5,920
2016	3,401	110	2,068	377	5,957
2017–2021	17,261	579	10,767	2,110	30,718

Nonpension Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Cost/Income of Benefit Plans

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2011	2010	2009	2011	2010	2009
Service cost	$33	$33	$41	$11	$9	$10
Interest cost	236	262	289	67	59	51
Expected return on plan assets	—	—	—	(10)	(9)	(8)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	—	(14)	(39)	(4)	(5)	(6)
Recognized actuarial losses	—	—	—	13	12	11
Total net periodic cost	$269	$281	$292	$76	$66	$58

Assumptions used to measure the net periodic (income)/cost and benefit obligations

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to measure net periodic cost for the year ended December 31:
Discount rate	4.80%	5.40%	5.75%	7.75%	7.92%	7.36%
Expected long-term returns
on plan assets	N/A	N/A	N/A	9.07%	9.16%	9.19%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate	3.90%	4.80%	5.40%	7.37%	7.75%	7.92%

N/A—Not applicable

Total expected benefit payments

($ in millions)

		Less: IBM
		Share of				Total
		Expected	Net Expected	Qualified	Nonqualified	Expected
	U.S. Plan	Medicare	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Subsidy	Payments	Payments	Payments	Payments
2012	$492	$(26)	$466	$7	$32	$505
2013	509	(26)	483	8	36	527
2014	448	(25)	423	9	39	471
2015	432	(23)	409	10	42	461
2016	425	—	425	10	45	480
2017–2021	2,003	—	2,003	63	282	2,348